SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	301,730	135,191	4,294,853
Doubtful accounts expense	$ 4,467	$ 2,525	$ 2,040
Allowance for loan and lease loss, recovery of bad debts	5,060	2,547	2,130
Amount of investment in the affiliated company	6,000	6,000
Rent expenses	34,040	27,038	21,369
Deferred costs	85,808	20,522	3,675
Severance Costs	15,636	11,086	8,435
Maximum annual contributions	3,453	2,493	1,898
Deferred revenue, revenue recognized	339,951	266,284	198,099
Total remaining performance obligations	$ 838,942
Percentage of expected performance obligations expected in next 12 months	81.00%
Advertising Expense	$ 237,944	218,415	203,235
Deferred tax benefit	$ (61,150)	$ 0	$ 0